Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2021 to March 18, 2021, subscriptions of $263,681 were made to the Trust and redemptions of $3,826,148 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 18, 2021, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.